Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended	23 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Aztlan Global Stock Selection DM SMID ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		0.44%	5.71%
Aztlan North America Nearshoring Stock Selection ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	11.01%
Aztlan Global Stock Selection DM SMID ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent		0.13%	5.41%
Solactive Aztlan Global Developed Markets SMID Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent		2.71%	7.94%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.15%	15.84%
MSCI World SMID Cap Index Gross Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.70%	9.02%
Aztlan North America Nearshoring Stock Selection ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent	10.66%
Aztlan North America Nearshoring Price Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.51%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.50%